Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Tax
Schedule of unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31,
Particulars	2025	2026
Deductible temporary differences	276,775	285,174
Tax loss carry forward and unabsorbed depreciation	2,168,730	1,892,092
Total	2,445,505	2,177,266

Schedule of recognized deferred tax assets

	As at March 31, 2025	As at March 31, 2026
Deferred tax assets are attributable to the following -
Property, plant and equipment	664	688
Trade and other receivables	10,107	5,029
MAT credit	266	-
Employee benefits	9,132	10,154
Provision for expenses	63	42
Right-of-use assets	(11,293)	(5,393))
Lease Liabilities	11,597	18,679
Deferred tax asset	20,536	29,199
Remeasurement loss on defined benefit plan	1,983	1,449
Total deferred tax asset (A)	22,519	30,648
Deferred tax liabilities are attributable to the following -
Property, plant and equipment and intangible assets	(142,468)	(128,885)
Total deferred tax liability (B)	(142,468)	(128,885)

Net deferred tax liability (A-B)	(119,949)	(98,237)

Schedule of changes in deferred tax assets
Particulars	Balance as on April 01, 2025	Deferred tax asset acquired on business combination*	On account of business combination	Recognized in profit/(loss)	Recognized in other comprehensive income	Balance as on March, 31 2026
Property, plant and equipment, and intangible assets	(141,804)	-	-	13,607	-	(128,197)
Right-of-use assets	(11,293)	-	-	(5,900)	-	(5,393)
Lease liabilities	11,597	-	-	7,082	-	18,679
Trade and other receivables	10,107	-	-	(5,078)	-	5,029
Employee benefit	9,132	-	-	1,022	-	10,154
Provision for expenses	63	-	-	(21)	-	42
Remeasurement loss on defined benefit plan	1,983	-	-	-	(534)	1,449
MAT credit	266	-	-	266		-
Deferred tax liability	(119,949)	-	(146,306)	22,246	(534)	(98,237)

Particulars	Balance as on April 01, 2024	Deferred tax asset acquired on business combination*	On account of business combination	Recognized in profit/(loss)	Recognized in other comprehensive income	Balance as on March, 31 2025
Property, plant and equipment, and intangible assets	(1,957)	-	(146,306)	6,459	-	(141,804)
Right-of-use assets	(161)	-	-	(11,132)	-	(11,293)
Lease liabilities	210	-	-	11,387	-	11,597
Trade and other receivables	4,497	-	-	5,610	-	10,107
Employee benefit	1,888	4,327	-	2,917	-	9,132
Provision for expenses	93	-	-	(30)	-	63
Remeasurement loss on defined benefit plan	1,693	-	-	-	290	1,983
MAT credit	-	-	-	266		266
Deferred tax assets	6,263	4,327	(146,306)	15,477	290	(119,949)

*	Deferred tax asset acquired on account of acquisition of Globe All India Services Limited on September 10, 2024